Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$724,702.64

Principal:
Principal Collections	$8,515,273.89
Prepayments in Full	$4,074,290.56
Liquidation Proceeds	$90,370.20
Recoveries	$75,540.85
Sub Total	$12,755,475.50
Collections	$13,480,178.14

Purchase Amounts:
Purchase Amounts Related to Principal	$239,082.00
Purchase Amounts Related to Interest	$1,352.35
Sub Total	$240,434.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,720,612.49

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$13,720,612.49
Servicing Fee	$158,992.28	$158,992.28	$0.00	$0.00	$13,561,620.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,561,620.21
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,561,620.21
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,561,620.21
Interest - Class A-4 Notes	$135,534.16	$135,534.16	$0.00	$0.00	$13,426,086.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,426,086.05
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$13,359,763.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,359,763.38
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$13,311,096.88
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,311,096.88
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$13,251,471.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,251,471.13
Regular Principal Payment	$11,827,272.93	$11,827,272.93	$0.00	$0.00	$1,424,198.20
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,424,198.20
Residuel Released to Depositor	$0.00	$1,424,198.20	$0.00	$0.00	$0.00
Total		$13,720,612.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,827,272.93
Total					$11,827,272.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,827,272.93	$61.60	$135,534.16	$0.71	$11,962,807.09	$62.31
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$11,827,272.93	$10.40	$310,149.08	$0.27	$12,137,422.01	$10.67

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$98,570,300.48	0.5134137	$86,743,027.55	0.4518101
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$176,590,300.48	0.1552975	$164,763,027.55	0.1448963

Pool Information
Weighted Average APR	4.574%	4.585%
Weighted Average Remaining Term	24.69	23.87
Number of Receivables Outstanding	19,156	18,617
Pool Balance	$190,790,732.60	$177,820,623.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$176,590,300.48	$164,763,027.55
Pool Factor	0.1565049	0.1458655

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$13,057,595.52
Targeted Overcollateralization Amount	$13,057,595.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,057,595.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	40

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		46	$51,092.88
(Recoveries)		163	$75,540.85
Net Losses for Current Collection Period			$(24,447.97)
Cumulative Net Losses Last Collection Period			$8,009,991.55
Cumulative Net Losses for all Collection Periods			$7,985,543.58

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.15)%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.69%	386	$4,789,171.53
61-90 Days Delinquent	0.24%	29	$429,059.94
91-120 Days Delinquent	0.11%	13	$199,258.08
Over 120 Days Delinquent	0.70%	81	$1,248,351.13
Total Delinquent Receivables	3.75%	509	$6,665,840.68

Repossession Inventory:
Repossessed in the Current Collection Period		13	$172,052.16
Total Repossessed Inventory		18	$233,422.26

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4714%
Preceding Collection Period			0.0493%
Current Collection Period			(0.1592)%
Three Month Average			0.1205%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6749%
Preceding Collection Period			0.6786%
Current Collection Period			0.6607%
Three Month Average			0.6714%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer